Dec. 23, 2019
Pacific Funds Small-Cap
Pacific Funds Small-Cap

SUPPLEMENT DATED DECEMBER 23, 2019

TO THE PACIFIC FUNDS PROSPECTUS DATED AUGUST 1, 2019

FOR CLASS S AND CLASS P SHARES

At a Board meeting held on on December 10, 2019, the Board of Trustees of Pacific Funds Series Trust approved a change in name for Class S to be renamed Class R6 effective January 1, 2020.

Effective January 1, 2020, all references in the Prospectus to Class S are replaced with Class R6.